Finance debt - Reconciliation of cash flow from financing activities to finance line items in balance sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in liabilities arising from financing activities [abstract]
Repayment of finance debt	$ (2,592)	$ (2,818)	$ (250)
Repayment of lease liabilities	(1,491)	(1,422)	(1,366)
Dividends paid	(8,578)	(10,906)	(5,380)
Share buy-back	(6,013)	(5,589)	(3,315)
Net current finance debt and other financing activities	933	2,593	(5,102)
Net cash flow from financing activities	(17,741)	(18,142)	(15,414)
Non-current finance debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	22,230	24,141
Repayment of finance debt	(2,592)	(2,818)
Net cash flow from financing activities	(2,592)	(2,818)
Transfer to current portion	225	147
Debt in RIO Energy	0	437
Effect of exchange rate changes	(450)	321
Other changes	(52)	2
Net other changes	(278)	907
Liabilities arising from financing activities, ending balance	19,361	22,230	24,141
Current finance debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	5,996	4,359
Share buy-back	(4,023)	(3,639)
Net current finance debt and other financing activities	868	1,384
Net cash flow from financing activities	(3,155)	(2,255)
Transfer to current portion	(225)	(147)
Share Buy-Back Committed	3,956	3,705
Effect of exchange rate changes	(20)	44
Other changes	671	290
Net other changes	4,382	3,891
Liabilities arising from financing activities, ending balance	7,223	5,996	4,359
Dividend payable
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	2,649	2,808
Dividends paid	(8,578)	(10,906)
Net cash flow from financing activities	(8,578)	(10,906)
Dividend declared	7,802	10,783
Other changes	33	(37)
Net other changes	7,835	10,746
Liabilities arising from financing activities, ending balance	1,906	2,649	2,808
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	3,570	3,668
Repayment of lease liabilities	(1,491)	(1,422)
Net cash flow from financing activities	(1,491)	(1,422)
New leases	1,595	1,379
Effect of exchange rate changes	(141)	(25)
Other changes	(23)	(29)
Net other changes	1,432	1,324
Liabilities arising from financing activities, ending balance	3,510	3,570	3,668
Accrued trade expenses and other payables
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	715	1,326
Share buy-back	(1,990)	(1,950)
Net cash flow from financing activities	(1,990)	(1,950)
Share Buy-Back Committed	1,980	1,980
Effect of exchange rate changes	(20)	(3)
Other changes	180	(638)
Net other changes	2,140	1,339
Liabilities arising from financing activities, ending balance	866	715	1,326
Collateral receivables
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	(2,186)	(3,468)
Net current finance debt and other financing activities	144	1,287
Net cash flow from financing activities	144	1,287
Effect of exchange rate changes	4	(5)
Net other changes	4	(5)
Liabilities arising from financing activities, ending balance	(2,037)	(2,186)	$ (3,468)
Other balance sheet items
Changes in liabilities arising from financing activities [abstract]
Net current finance debt and other financing activities	(79)	(79)
Net cash flow from financing activities	$ (79)	$ (79)